Goodwill and Other Intangible Assets - Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets
Amortization expense	$ 0	$ 1,970